Related Party Transactions - Summary Of Transactions With Related Party (Details) - Labor consulting service received ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transactions
Transactions with related party	¥ 30,373	$ 4,161	¥ 24,977	¥ 65,109
Related Party | Hainan Huiliu
Related Party Transactions
Transactions with related party	¥ 30,373	$ 4,161	¥ 24,977	63,474
Related Party | Shenyang Bokai
Related Party Transactions
Transactions with related party				¥ 1,635